SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-07391

                        AB Unconstrained Bond Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                               901 K Street, N.W.
                             Washington, D.C. 20001

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2014 - June 30, 2015

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-07391
Reporting Period: 07/01/2014 - 06/30/2015
AB Unconstrained Bond Fund, Inc.
(formerly, AllianceBernstein Unconstrained Bond Fund, Inc.)








======================= AB Unconstrained Bond Fund, Inc. =======================


BLACKROCK MUNICIPAL TARGET TERM TRUST

Ticker:       BTT            Security ID:  09257P105
Meeting Date: JUL 30, 2014   Meeting Type: Annual
Record Date:  JUN 03, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director R. Glenn Hubbard         For       For          Management


--------------------------------------------------------------------------------

EATON VANCE MUNICIPAL BOND FUND

Ticker:       EIM            Security ID:  27827X101
Meeting Date: JUL 24, 2014   Meeting Type: Annual
Record Date:  MAY 13, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director George J. Gorman         For       For          Management
1b    Elect Director Ronald A. Pearlman       For       For          Management
1c    Elect Director Helen Frame Peters       For       For          Management
1d    Elect Director Harriett Tee Taggart     For       For          Management


--------------------------------------------------------------------------------

INVESCO MUNICIPAL OPPORTUNITY TRUST

Ticker:       VMO            Security ID:  46132C107
Meeting Date: AUG 29, 2014   Meeting Type: Annual
Record Date:  JUL 08, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Albert R. Dowden         For       For          Management
1.2   Elect Director Prema Mathai-Davis       For       For          Management
1.3   Elect Director Raymond Stickel, Jr.     For       For          Management
1.4   Elect Director David C. Arch            For       For          Management
1.5   Elect Director Larry Soll               For       For          Management
1.6   Elect Director Philip A. Taylor         For       For          Management
1.7   Elect Director Suzanne H. Woolsey       For       For          Management
1.8   Elect Director James T. Bunch           For       For          Management
1.9   Elect Director Bruce L. Crockett        For       For          Management
1.10  Elect Director Rodney F. Dammeyer       For       For          Management
1.11  Elect Director Jack M. Fields           For       For          Management
1.12  Elect Director Martin L. Flanagan       For       For          Management


--------------------------------------------------------------------------------

INVESCO MUNICIPAL TRUST

Ticker:       VKQ            Security ID:  46131J103
Meeting Date: AUG 29, 2014   Meeting Type: Annual
Record Date:  JUL 08, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Albert R. Dowden         For       For          Management
1.2   Elect Director Prema Mathai-Davis       For       For          Management
1.3   Elect Director Raymond Stickel, Jr.     For       For          Management
1.4   Elect Director David C. Arch            For       For          Management
1.5   Elect Director Larry Soll               For       For          Management
1.6   Elect Director Philip A. Taylor         For       For          Management
1.7   Elect Director Suzanne H. Woolsey       For       For          Management
1.8   Elect Director James T. Bunch           For       For          Management
1.9   Elect Director Bruce L. Crockett        For       For          Management
1.10  Elect Director Rodney F. Dammeyer       For       For          Management
1.11  Elect Director Jack M. Fields           For       For          Management
1.12  Elect Director Martin L. Flanagan       For       For          Management


--------------------------------------------------------------------------------

INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS

Ticker:       VGM            Security ID:  46131M106
Meeting Date: AUG 29, 2014   Meeting Type: Annual
Record Date:  JUL 08, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Albert R. Dowden         For       For          Management
1.2   Elect Director Prema Mathai-Davis       For       For          Management
1.3   Elect Director Raymond Stickel, Jr.     For       For          Management
1.4   Elect Director David C. Arch            For       For          Management
1.5   Elect Director Larry Soll               For       For          Management
1.6   Elect Director Philip A. Taylor         For       For          Management
1.7   Elect Director Suzanne H. Woolsey       For       For          Management
1.8   Elect Director James T. Bunch           For       For          Management
1.9   Elect Director Bruce L. Crockett        For       For          Management
1.10  Elect Director Rodney F. Dammeyer       For       For          Management
1.11  Elect Director Jack M. Fields           For       For          Management
1.12  Elect Director Martin L. Flanagan       For       For          Management


--------------------------------------------------------------------------------

RESOLUTE FOREST PRODUCTS INC.

Ticker:       RFP            Security ID:  76117W109
Meeting Date: MAY 29, 2015   Meeting Type: Annual
Record Date:  APR 09, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michel P. Desbiens       For       For          Management
1.2   Elect Director Jennifer C. Dolan        For       For          Management
1.3   Elect Director Richard D. Falconer      For       For          Management
1.4   Elect Director Richard Garneau          For       For          Management
1.5   Elect Director Jeffrey A. Hearn         For       For          Management
1.6   Elect Director Bradley P. Martin        For       For          Management
1.7   Elect Director Alain Rheaume            For       For          Management
1.8   Elect Director Michael S. Rousseau      For       For          Management
1.9   Elect Director David H. Wilkins         For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Amend Omnibus Stock Plan                For       For          Management

================================ END NPX REPORT ================================

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: AB Unconstrained Bond Fund, Inc.



                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 31, 2015



*By: /s/ Emilie D. Wrapp
     -------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY

            KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-1A and any other filings of:

-AB Blended Style Series, Inc.
-AB Bond Fund, Inc.
-AB Cap Fund, Inc.
-AB Core Opportunities Fund, Inc.
-AB Corporate Shares
-AB Discovery Growth Fund, Inc.
-AB Equity Income Fund, Inc.
-AB Exchange Reserves
-AB Fixed-Income Shares, Inc.
-AB Global Bond Fund, Inc.
-AB Global Real Estate Investment Fund, Inc.
-AB Global Risk Allocation Fund, Inc.
-AB Global Thematic Growth Fund, Inc.
-AB Growth and Income Fund, Inc.
-AB High Income Fund, Inc.
-AB Institutional Funds, Inc.
-AB International Growth Fund, Inc.
-AB Large Cap Growth Fund, Inc.
-AB Municipal Income Fund, Inc.
-AB Municipal Income Fund II
-AB Trust
-AB Unconstrained Bond Fund, Inc.
-AB Variable Products Series Fund, Inc.
-The AB Portfolios
-The AB Pooling Portfolios
-Sanford C. Bernstein Fund II, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.


                                           /s/ Robert M. Keith
                                           ------------------------
                                           Robert M. Keith


Dated: August 4, 2015